Long-Term Debt - Additional Information - Revolvers (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) vessel credit_facility	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of vessels | vessel	35,000
Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities	3
Borrowings provided under revolving credit facilities | $	$ 451.9	$ 459.2
Undrawn amount of revolving credit facilities | $	243.7	$ 130.0
Reduction in 2017 | $	198.2
Reduction in 2018 | $	$ 253.7
Months required to repay all borrowings	P12M
Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.55%
Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	1.25%
Line of Credit
Debt Instrument [Line Items]
Number of credit facilities	2
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities	1
Collateralized Mortgage Backed Securities
Debt Instrument [Line Items]
Number of credit facilities	2
Number of vessels | vessel	4
Line of Credit
Debt Instrument [Line Items]
Number of credit facilities	1